Sale of Vila Nova - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Proceeds from sale of disposal group held for sale	$ 10,000
Assets held for sale	11,800	$ 0	$ 12,471
Liabilities associated with assets held for sale	4,251	0	4,257
Gain on disposition of Vila Nova	$ 2,451	$ 2,451	$ 0